Reserves for Losses and Loss Adjustment Expenses (Tables)	12 Months Ended
Dec. 31, 2011
Reinsurance Recoverables

(in millions)	2011	2010	2009
Net beginning of the year	$2,253.0	$2,213.2	$2,115.6
Add:
Net reserves from acquired company	0.0	0.1	0.0
Losses and LAE incurred during current calendar year, net of reinsurance:
Current accident year	866.5	820.6	859.4
Prior accident years	(3.4)	(43.1)	(6.3)

Losses and LAE incurred during calendar year, net of reinsurance	863.1	777.5	853.1

Deduct:
Losses and LAE payments made during current calendar year, net of reinsurance:
Current accident year	234.7	199.4	218.9
Prior accident years	577.9	578.0	566.8

Losses and LAE payments made during current calendar year, net of reinsurance:	812.6	777.4	785.7

Additional participation interest (1)	31.2	44.6	18.2
Foreign exchange adjustments	2.0	(5.0)	12.0

Net reserves - end of year	2,336.7	2,253.0	2,213.2
Add:
Reinsurance recoverable on unpaid losses and LAE, end of year	954.4	899.2	990.0

Gross reserves - end of year	$3,291.1	$3,152.2	$3,203.2

(1)	Amount represents additional reserves due to increased syndicate participation.